Pension Plans (Net Pension Cost of Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Japan
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 1,389	¥ 1,413	¥ 2,760	¥ 2,825
Interest cost	301	174	601	347
Expected return on plan assets	(677)	(681)	(1,352)	(1,362)
Amortization of prior service credit	(21)	(7)	(42)	(13)
Amortization of net actuarial loss	20	19	31	38
Net periodic pension cost	1,012	918	1,998	1,835
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	711	908	1,436	1,813
Interest cost	582	508	1,470	1,010
Expected return on plan assets	(1,594)	(1,180)	(3,101)	(2,348)
Amortization of prior service credit	(90)	(79)	(183)	(157)
Amortization of net actuarial loss	0	3	1	7
Amortization of transition obligation	1	1	1	1
Net periodic pension cost	¥ (390)	¥ 161	¥ (376)	¥ 326